FINANCIAL INSTRUMENTS - Fair Values (Details) (USD $) In Thousands, unless otherwise specified					12 Months Ended									12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2009	Dec. 31, 2013 Cross Currency Interest Rate Contract [Member] Norway, Krone Rate	Dec. 31, 2013 Cross Currency Interest Rate Contract [Member] Norway, Krone Norwegian Kroner [Member]	Dec. 31, 2013 Cross Currency Interest Rate Contract [Member] Norway, Krone United States of America, Dollars	Dec. 31, 2013 Interest rate swap	Dec. 31, 2012 Interest rate swap	Dec. 31, 2013 Interest rate swap Norway, Krone Norwegian Kroner [Member]		Dec. 31, 2013 Interest rate swap Norway, Krone United States of America, Dollars		Dec. 31, 2013 Interest rate swap Minimum [Member]	Dec. 31, 2012 Interest rate swap Minimum [Member]	Dec. 31, 2013 Interest rate swap Maximum [Member]	Dec. 31, 2012 Interest rate swap Maximum [Member]	Dec. 31, 2013 Interest rate swap Designated as Hedging Instrument [Member] Minimum [Member] Cash flow hedging	Dec. 31, 2013 Interest rate swap Designated as Hedging Instrument [Member] Maximum [Member] Cash flow hedging	Dec. 31, 2013 Currency Swap [Member] Norway, Krone		Dec. 31, 2013 High yield bonds [Member] Rate	Dec. 31, 2012 High yield bonds [Member]	Dec. 31, 2013 Level 2 Interest rate swap Designated as Hedging Instrument [Member] Cash flow hedging		Dec. 31, 2012 Level 2 Interest rate swap Designated as Hedging Instrument [Member] Cash flow hedging		Dec. 31, 2013 Reported Value Measurement [Member] Level 1	Dec. 31, 2012 Reported Value Measurement [Member] Level 1	Dec. 31, 2013 Reported Value Measurement [Member] Level 1 High yield bonds [Member]		Dec. 31, 2012 Reported Value Measurement [Member] Level 1 High yield bonds [Member]		Dec. 31, 2013 Reported Value Measurement [Member] Level 2		Dec. 31, 2012 Reported Value Measurement [Member] Level 2		Dec. 31, 2013 Reported Value Measurement [Member] Level 2 Cross Currency Interest Rate Contract [Member]		Dec. 31, 2012 Reported Value Measurement [Member] Level 2 Cross Currency Interest Rate Contract [Member]		Dec. 31, 2013 Estimate of Fair Value Measurement [Member] Level 1	Dec. 31, 2012 Estimate of Fair Value Measurement [Member] Level 1	Dec. 31, 2013 Estimate of Fair Value Measurement [Member] Level 1 High yield bonds [Member]		Dec. 31, 2013 Estimate of Fair Value Measurement [Member] Level 1 High yield bonds [Member] Secured Debt [Member] Rate		Dec. 31, 2012 Estimate of Fair Value Measurement [Member] Level 1 High yield bonds [Member] Secured Debt [Member] Rate		Dec. 31, 2013 Estimate of Fair Value Measurement [Member] Level 2		Dec. 31, 2012 Estimate of Fair Value Measurement [Member] Level 2		Dec. 31, 2013 Estimate of Fair Value Measurement [Member] Level 2 Cross Currency Interest Rate Contract [Member]		Dec. 31, 2012 Estimate of Fair Value Measurement [Member] Level 2 Cross Currency Interest Rate Contract [Member]
Fair values:
Cash and cash equivalents, carrying value	$ 103,100	$ 66,327	$ 49,218	$ 53,558																								$ 103,100	$ 66,327
Cash and cash equivalents, fair value																																										103,100	66,327
Restricted cash and short-term investments																												170,176	221,423													170,176	221,423
Debt, Long-term and Short-term, Combined Amount	889,471	704,519																				214,100	233,804							214,100	[1]
Long-term Debt and Due to Related Parties																																233,804	[1]											221,166	[1]	221,166	[1]	234,708	[1]
Long-term debt - floating																																		675,371	[2]	505,668	[2]													675,371	[2]	505,668	[2]
Obligations under capital leases	159,008	412,371																																159,008	[2]	412,371	[2]													159,008	[2]	412,371	[2]
Interest Rate Derivative Assets, at Fair Value	5,335	0																																5,335	[3],[4]	0	[3],[4]													5,335	[3],[4]	0	[3],[4]
Mark-to-market cross currency interest rate swaps valuation relating to high-yield bonds (see note 23)	0	1,819																																				0	[4],[5]	1,819	[4],[5]													0	[4],[5]	1,819	[4],[5]
Interest Rate Derivative Liabilities, at Fair Value																								3,527	[3],[4]	7,737	[3],[4]							15,119	[3],[4]	24,991	[3],[4]													15,119	[3],[4]	24,991	[3],[4]
Derivative liabilities, current					16,804																																	16,804	[4],[5]	0	[4],[5]													16,804	[4],[5]	0	[4],[5]
Notional value						1,300,000	227,193	1,224,800	759,590	1,300,000	[6]	227,193	[6]											287,100		239,600
Foreign currency derivative liability																																		$ 0	[4]	$ 20,527	[4]													$ 0	[4]	$ 20,527	[4]
Fair value of high yield bonds of face value																																														103.30%		100.50%
Derivative, Maturity Date					Oct. 31, 2017									Apr. 14, 2014	Nov. 30, 2013	Oct. 01, 2020	Dec. 31, 2018	Jun. 01, 2014	Mar. 31, 2018	Dec. 31, 2017	[6]
Debt Instrument, Interest Rate, Stated Percentage					6.485%																	6.485%

[1]	This pertains to high-yield bonds with a carrying value of $214.1 million as of December 31, 2013 which is included under long-term debt on the balance sheet. The fair value of the high-yield bonds as of December 31, 2013 was $221.2 million (2012: $234.7 million), which represents 103.3% (2012: 100.5%) of its face value.
[2]	Our debt and capital lease obligations are recorded at amortized cost in the consolidated balance sheets.
[3]	The fair value/carrying value of interest rate swap agreements (excluding the cross currency interest rate swap described in footnote 5) that qualify and are designated as cash flow hedges as of December 31, 2013 and 2012 was $3.5 million (with a notional amount of $287.1 million) and $7.7 million (with a notional amount of $239.6 million), respectively. The expected maturity of these interest rate agreements is from June 2014 to March 2018.
[4]	Derivative liabilities are captured within other current liabilities and derivative assets are captured within long-term assets on the balance sheet.
[5]	We issued NOK denominated senior unsecured bonds. In order to hedge our exposure, we entered into a non-amortizing cross currency interest rate swap agreement. The swap hedges both the full redemption amount of the NOK obligation and the related quarterly interest payments. We designated the cross currency interest rate swap as a cash flow hedge. As of December 31, 2013 and 2012, the following are the details on the cross currency interest rate swap:Instrument(in thousands)Notional amountMaturity dateRateFair value asset/(liability)In NOKIn USDCross currency interest rate swap1,300,000227,193Oct 20176.485%(16,804)
[6]	This pertains to the cross currency interest rate swap described below.